Segmentation - Summary of the Amount of Total Non-Current Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Non Current Assets By Country [Line Items]
Non-current assets	€ 320,300	€ 274,428
The Netherlands
Disclosure of Non Current Assets By Country [Line Items]
Non-current assets	96,055	101,934
Belgium
Disclosure of Non Current Assets By Country [Line Items]
Non-current assets	19,737	14,609
Germany
Disclosure of Non Current Assets By Country [Line Items]
Non-current assets	82,081	85,179
France
Disclosure of Non Current Assets By Country [Line Items]
Non-current assets	60,280	41,136
Other
Disclosure of Non Current Assets By Country [Line Items]
Non-current assets	€ 62,147	€ 31,570